Share-based Compensation - Share-based Payment Arrangement, Restricted Stock Unit, Activity (Detail) - Restricted Stock [Member] - ¥ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to Employees, Non-vested Beginning Balance	8,113,544	13,332,607	23,809,190
Options to Employees, Granted		320,000
Options to Employees, Vested	(4,519,185)	(4,925,510)	(7,000,739)
Options to Employees, Forfeited	(163,614)	(613,553)	(3,475,844)
Options to Employees, Non-vested Ending Balance	3,430,745	8,113,544	13,332,607
Weighted Average Grant-Date Fair Value, Granted		¥ 2.49